Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables
	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Trade payables
- Non-related parties	529,525	305,670

Other payables
- Amount due to shareholders	296,526	133,532
- Contract liabilities	979,157	1,009,110
- Amount due to directors	1,120,401	896,955
- Accruals and other payables	2,153,011	2,045,333
- Goods and services tax payable	78,187	43,177
- Withholding tax	16,029	16,173
	4,643,311	4,144,280

	5,172,836	4,449,950